Leases (Tables)	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Components of Lease Expense
The components of lease expense were as follows (in thousands):

(Dollars in Thousands)	For the Three Months Ended September 30, 2021	For the Nine Months Ended September 30, 2021
Operating lease cost	$475	$1,406

Cash paid for amounts included in the measurement of lease liabilities - operating leases		$1,629
Weighted-average remaining lease term - operating leases		4.8 Years
Weighted-average discount rate - operating leases		3.5%

Summary of Operating Lease Future Payments	The required total lease payments for each year subsequent to December 31, 2020 are as follows:

Year ending December 31:	(Dollars in Thousands)
2021	$2,413
2022	2,213
2023	2,261
2024	2,274
2025	2,237
Thereafter	1,408
Total	$12,806
The aggregate future lease payments for operating leases in the years subsequent to September 30, 2021 are as follows:

(Dollars in Thousands)
Remainder of 2021	$549
2022	2,213
2023	2,261
2024	2,274
2025	2,237
Thereafter	1,407
Total future lease payments	10,941
Imputed interest	(901)
Total	$10,040